UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 30.8%
Beverages – 0.9%
41	Brown-Forman Corp. Class B	$ 3,553
67	Coca-Cola Enterprises, Inc.	3,045
46	Constellation Brands, Inc. Class A*	3,830
57	Dr. Pepper Snapple Group, Inc.	3,349
46	Molson Coors Brewing Co. Class B	3,106
38	Monster Beverage Corp.*	2,431
431	PepsiCo., Inc.	37,971
3	The Boston Beer Co., Inc. Class A*	661
1,085	The Coca-Cola Co.	42,630

		100,576

Biotechnology – 0.8%
42	Alexion Pharmaceuticals, Inc.*	6,678
147	Amgen, Inc.	18,726
47	Biogen Idec, Inc.*	15,716
164	Celgene Corp.*	14,293
18	Cubist Pharmaceuticals, Inc.*	1,096
301	Gilead Sciences, Inc.*	27,557
16	Regeneron Pharmaceuticals, Inc.*	5,059
9	United Therapeutics Corp.*	818
48	Vertex Pharmaceuticals, Inc.*	4,268

		94,211

Chemicals – 2.8%
23	A. Schulman, Inc.	914
132	Air Products & Chemicals, Inc.	17,417
45	Airgas, Inc.	4,811
56	Albemarle Corp.	3,435
47	Ashland, Inc.	4,919
26	Balchem Corp.	1,300
41	Cabot Corp.	2,148
56	Calgon Carbon Corp.*	1,187
36	CF Industries Holdings, Inc.	9,012
26	Cytec Industries, Inc.	2,622
585	E.I. du Pont de Nemours and Co.	37,621
97	Eastman Chemical Co.	7,642
172	Ecolab, Inc.	18,667
33	Flotek Industries, Inc.*	952
87	FMC Corp.	5,674
42	H.B. Fuller Co.	1,875
22	Innophos Holdings, Inc.	1,330
55	International Flavors & Fragrances, Inc.	5,555
47	Intrepid Potash, Inc.*	696
24	Koppers Holdings, Inc.	865
262	LyondellBasell Industries NV Class A	27,838
29	Minerals Technologies, Inc.	1,684
336	Monsanto Co.	37,998
8	NewMarket Corp.	3,096
70	Olin Corp.	1,860
34	OM Group, Inc.	961

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
73	PolyOne Corp.	$ 2,770
85	PPG Industries, Inc.	16,861
176	Praxair, Inc.	22,553
12	Quaker Chemical Corp.	847
90	RPM International, Inc.	3,976
40	Sensient Technologies Corp.	2,100
77	Sigma-Aldrich Corp.	7,732
772	The Dow Chemical Co.	39,426
204	The Mosaic Co.	9,407
31	The Scotts Miracle-Gro Co. Class A	1,649
54	The Sherwin-Williams Co.	11,137
57	The Valspar Corp.	4,278

		324,815

Construction Materials – 0.1%
32	Eagle Materials, Inc.	2,906
62	Headwaters, Inc.*	663
43	Martin Marietta Materials, Inc.	5,342
86	Vulcan Materials Co.	5,429

		14,340

Containers & Packaging – 0.4%
42	AptarGroup, Inc.	2,566
62	Avery Dennison Corp.	2,927
83	Ball Corp.	5,085
77	Bemis Co., Inc.	3,004
24	Greif, Inc. Class A	1,204
109	MeadWestvaco Corp.	4,556
111	Owens-Illinois, Inc.*	3,462
65	Packaging Corp. of America	4,300
47	Rock-Tenn Co. Class A	4,673
129	Sealed Air Corp.	4,144
37	Silgan Holdings, Inc.	1,821
68	Sonoco Products Co.	2,662

		40,404

Energy Equipment & Services – 0.9%
18	Atwood Oceanics, Inc.*	867
106	Baker Hughes, Inc.	7,290
10	Bristow Group, Inc.	714
49	Cameron International Corp.*	3,474
5	CARBO Ceramics, Inc.	623
23	Diamond Offshore Drilling, Inc.	1,076
27	Dresser-Rand Group, Inc.*	1,607
14	Dril-Quip, Inc.*	1,411
63	Ensco PLC Class A	3,191
16	Exterran Holdings, Inc.	676
62	FMC Technologies, Inc.*	3,770
213	Halliburton Co.	14,695
37	Helix Energy Solutions Group, Inc.*	941
32	Helmerich & Payne, Inc.	3,400
84	Nabors Industries Ltd.	2,281
108	National Oilwell Varco, Inc.	8,752
72	Noble Corp. PLC	2,259
30	Oceaneering International, Inc.	2,037
16	Oil States International, Inc.*	981
36	Patterson-UTI Energy, Inc.	1,237
47	Rowan Cos. PLC Class A	1,434
328	Schlumberger Ltd.	35,552

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
9	Seventy Seven Energy, Inc.*	$ 202
43	Superior Energy Services, Inc.	1,445
92	Transocean Ltd.	3,711
13	Unit Corp.*	823

		104,449

Food & Staples Retailing – 1.0%
26	Casey’s General Stores, Inc.	1,720
120	Costco Wholesale Corp.	14,105
336	CVS Caremark Corp.	25,657
73	Safeway, Inc.	2,516
158	Sysco Corp.	5,639
139	The Kroger Co.	6,808
20	United Natural Foods, Inc.*	1,172
450	Wal-Mart Stores, Inc.	33,111
257	Walgreen Co.	17,674
103	Whole Foods Market, Inc.	3,937

		112,339

Food Products – 0.8%
182	Archer-Daniels-Midland Co.	8,445
50	Campbell Soup Co.	2,079
105	ConAgra Foods, Inc.	3,164
35	Darling Ingredients, Inc.*	655
109	Flowers Foods, Inc.	2,081
169	General Mills, Inc.	8,475
39	Hillshire Brands Co.	2,448
48	Hormel Foods Corp.	2,172
24	Ingredion, Inc.	1,767
61	Kellogg Co.	3,650
37	Keurig Green Mountain, Inc.	4,413
169	Kraft Foods Group, Inc.	9,056
9	Lancaster Colony Corp.	786
46	McCormick & Co., Inc.	3,026
52	Mead Johnson Nutrition Co.	4,755
490	Mondelez International, Inc. Class A	17,640
15	Post Holdings, Inc.*	674
8	Sanderson Farms, Inc.	729
13	The Hain Celestial Group, Inc.*	1,111
37	The Hershey Co.	3,262
40	The J.M. Smucker Co.	3,986
15	TreeHouse Foods, Inc.*	1,102
72	Tyson Foods, Inc. Class A	2,679
72	WhiteWave Foods Co. Class A*	2,145

		90,300

Health Care Equipment & Supplies – 0.8%
305	Abbott Laboratories	12,847
20	Align Technology, Inc.*	1,084
106	Baxter International, Inc.	7,917
35	Becton Dickinson & Co.	4,068
278	Boston Scientific Corp.*	3,553
19	C.R. Bard, Inc.	2,835
53	CareFusion Corp.*	2,321
97	Covidien PLC	8,391
47	DENTSPLY International, Inc.	2,182
23	Edwards Lifesciences Corp.*	2,076
68	Hologic, Inc.*	1,773

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
7	IDEXX Laboratories, Inc.*	$ 871
8	Intuitive Surgical, Inc.*	3,660
195	Medtronic, Inc.	12,039
9	Sirona Dental Systems, Inc.*	722
64	St. Jude Medical, Inc.	4,172
16	STERIS Corp.	814
63	Stryker Corp.	5,026
8	Teleflex, Inc.	862
11	The Cooper Cos., Inc.	1,770
24	Varian Medical Systems, Inc.*	1,972
22	West Pharmaceutical Services, Inc.	896
42	Zimmer Holdings, Inc.	4,203

		86,054

Health Care Providers & Services – 0.8%
78	Aetna, Inc.	6,047
48	AmerisourceBergen Corp.	3,692
239	Brookdale Senior Living, Inc.*	8,281
72	Cardinal Health, Inc.	5,159
17	Centene Corp.*	1,226
58	CIGNA Corp.	5,222
28	Community Health Systems, Inc.*	1,336
38	DaVita HealthCare Partners, Inc.*	2,677
146	Express Scripts Holding Co.*	10,169
17	Health Net, Inc.*	700
23	Henry Schein, Inc.*	2,674
33	Humana, Inc.	3,882
25	Laboratory Corp. of America Holdings*	2,592
45	McKesson Corp.	8,634
32	MEDNAX, Inc.*	1,894
26	Omnicare, Inc.	1,625
42	Quest Diagnostics, Inc.	2,566
24	Tenet Healthcare Corp.*	1,266
198	UnitedHealth Group, Inc.	16,048
18	Universal Health Services, Inc. Class B	1,919
11	WellCare Health Plans, Inc.*	686
62	WellPoint, Inc.	6,808

		95,103

Health Care Technology* – 0.0%
49	Allscripts Healthcare Solutions, Inc.	780
67	Cerner Corp.	3,699

		4,479

Hotels, Restaurants & Leisure – 0.2%
291	Hyatt Hotels Corp. Class A*	17,120
50	Starwood Hotels & Resorts Worldwide, Inc.	3,842

		20,962

Household Durables – 0.0%
182	D.R. Horton, Inc.	3,767

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products – 0.8%
50	Church & Dwight Co., Inc.	$ 3,209
239	Colgate-Palmolive Co.	15,152
19	Energizer Holdings, Inc.	2,180
102	Kimberly-Clark Corp.	10,595
41	The Clorox Co.	3,562
781	The Procter & Gamble Co.	60,387

		95,085

Life Sciences Tools & Services – 0.2%
75	Agilent Technologies, Inc.	4,207
16	Covance, Inc.*	1,343
8	Mettler-Toledo International, Inc.*	2,057
16	PAREXEL International Corp.*	857
26	PerkinElmer, Inc.	1,202
73	Thermo Fisher Scientific, Inc.	8,869
22	Waters Corp.*	2,275

		20,810

Metals & Mining – 0.8%
114	AK Steel Holding Corp.*	1,037
735	Alcoa, Inc.	12,047
83	Allegheny Technologies, Inc.	3,125
33	Carpenter Technology Corp.	1,787
113	Cliffs Natural Resources, Inc.	1,972
102	Commercial Metals Co.	1,758
24	Compass Minerals International, Inc.	2,065
644	Freeport-McMoRan, Inc.	23,970
37	Globe Specialty Metals, Inc.	704
318	Newmont Mining Corp.	7,921
193	Nucor Corp.	9,692
53	Reliance Steel & Aluminum Co.	3,617
46	Royal Gold, Inc.	3,476
29	RTI International Metals, Inc.*	721
165	Steel Dynamics, Inc.	3,500
92	Stillwater Mining Co.*	1,647
67	SunCoke Energy, Inc.*	1,530
108	United States Steel Corp.	3,617
32	US Silica Holdings, Inc.	1,799
45	Worthington Industries, Inc.	1,721

		87,706

Oil, Gas & Consumable Fuels – 10.5%
700	Access Midstream Partners LP	42,154
123	Anadarko Petroleum Corp.	13,143
98	Apache Corp.	10,061
650	Buckeye Partners LP	52,188
106	Cabot Oil & Gas Corp.	3,493
14	Carrizo Oil & Gas, Inc.*	860
132	Chesapeake Energy Corp.	3,481
466	Chevron Corp.	60,226
26	Cimarex Energy Co.	3,614
308	ConocoPhillips	25,410
62	CONSOL Energy, Inc.	2,407
800	DCP Midstream Partners LP	43,576
101	Denbury Resources, Inc.	1,712
96	Devon Energy Corp.	7,248
26	Energen Corp.	2,122
750	Energy Transfer Equity LP	40,792

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,300	Enterprise Products Partners LP	$ 96,980
134	EOG Resources, Inc.	14,665
40	EQT Corp.	3,753
1,057	Exxon Mobil Corp.	104,580
950	Genesis Energy LP	49,865
20	Gulfport Energy Corp.*	1,068
64	Hess Corp.	6,335
54	HollyFrontier Corp.	2,538
156	Kinder Morgan, Inc.	5,613
700	Magellan Midstream Partners LP	56,133
181	Marathon Oil Corp.	7,014
73	Marathon Petroleum Corp.	6,094
325	MarkWest Energy Partners LP	22,685
47	Murphy Oil Corp.	2,920
35	Newfield Exploration Co.*	1,410
88	Noble Energy, Inc.	5,851
197	Occidental Petroleum Corp.	19,249
750	ONEOK Partners LP	42,060
453	ONEOK, Inc.	29,187
13	PDC Energy, Inc.*	705
76	Peabody Energy Corp.	1,153
142	Phillips 66	11,518
34	Pioneer Natural Resources Co.	7,530
1,350	Plains All American Pipeline LP	77,422
60	QEP Resources, Inc.	1,983
41	Range Resources Corp.	3,099
20	Rosetta Resources, Inc.*	1,021
200	SemGroup Corp. Class A	15,416
22	SM Energy Co.	1,728
90	Southwestern Energy Co.*	3,652
861	Spectra Energy Corp.	35,232
19	Stone Energy Corp.*	723
1,300	Sunoco Logistics Partners LP	57,707
250	Targa Resources Corp.	31,875
600	Targa Resources Partners LP	40,128
35	Tesoro Corp.	2,154
550	Tesoro Logistics LP	36,641
1,467	The Williams Cos., Inc.	83,076
137	Valero Energy Corp.	6,960
24	World Fuel Services Corp.	1,031
66	WPX Energy, Inc.*	1,358

		1,212,599

Paper & Forest Products – 0.2%
18	Clearwater Paper Corp.*	1,216
48	Domtar Corp.	1,724
274	International Paper Co.	13,015
58	KapStone Paper and Packaging Corp.*	1,725
96	Louisiana-Pacific Corp.*	1,300
41	PH Glatfelter Co.	976
24	Schweitzer-Mauduit International, Inc.	980

		20,936

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.1%
122	Avon Products, Inc.	$ 1,611
70	The Estee Lauder Cos., Inc. Class A	5,142

		6,753

Pharmaceuticals – 1.8%
316	AbbVie, Inc.	16,539
51	Actavis PLC*	10,927
60	Allergan, Inc.	9,952
320	Bristol-Myers Squibb Co.	16,198
194	Eli Lilly & Co.	11,846
25	Endo International PLC*	1,677
44	Hospira, Inc.*	2,441
543	Johnson & Johnson	54,349
13	Mallinckrodt PLC*	905
571	Merck & Co., Inc.	32,398
78	Mylan, Inc.*	3,851
27	Perrigo Co. PLC	4,062
1,232	Pfizer, Inc.	35,358
13	Questcor Pharmaceuticals, Inc.	1,170
13	Salix Pharmaceuticals Ltd.*	1,715
94	Zoetis, Inc.	3,094

		206,482

Real Estate Investment Trusts – 6.3%
572	Acadia Realty Trust	16,148
298	American Campus Communities, Inc.	11,598
137	American Tower Corp.	12,931
299	AvalonBay Communities, Inc.	44,276
271	Blackstone Mortgage Trust, Inc. Class A	7,715
335	Boston Properties, Inc.	40,016
878	Brixmor Property Group, Inc.	19,887
260	Camden Property Trust	18,814
875	CBL & Associates Properties, Inc.	16,362
735	Chesapeake Lodging Trust	21,815
522	Corporate Office Properties Trust	14,809
834	CubeSmart	15,187
1,730	DCT Industrial Trust, Inc.	13,546
1,345	DDR Corp.	23,591
674	Douglas Emmett, Inc.	19,202
303	Equity Residential	19,589
83	Essex Property Trust, Inc.	15,734
292	HCP, Inc.	12,127
178	Health Care REIT, Inc.	11,326
441	Highwoods Properties, Inc.	18,553
159	Mack-Cali Realty Corp.	3,355
247	National Health Investors, Inc.	14,768
927	Parkway Properties, Inc.	19,217
365	Pebblebrook Hotel Trust	13,286
375	Post Properties, Inc.	20,325
848	ProLogis, Inc.	34,607
153	PS Business Parks, Inc.	12,622
122	Public Storage	20,936
727	RLJ Lodging Trust	20,385
541	Simon Property Group, Inc.	90,991
67	SL Green Realty Corp.	7,223
1,330	Strategic Hotels & Resorts, Inc.*	15,175

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
230	Taubman Centers, Inc.	$ 16,919
491	Terreno Realty Corp.	9,182
428	Ventas, Inc.	27,178
167	Vornado Realty Trust	17,705
504	Washington Prime Group, Inc.*	9,521

		726,621

Tobacco – 0.6%
571	Altria Group, Inc.	23,183
104	Lorillard, Inc.	6,290
454	Philip Morris International, Inc.	37,232
89	Reynolds American, Inc.	4,971
15	Universal Corp.	779

		72,455

Trading Companies & Distributors* – 0.0%
5	Veritiv Corp.	200

TOTAL COMMON STOCKS		$ 3,541,446

Exchange Traded Fund – 4.4%
11,818	iShares Global Infrastructure ETF	$ 510,301

Investment Companies(a) – 53.5%
254,068	Goldman Sachs Commodity Strategy Fund	$ 1,443,108
109,280	Goldman Sachs Inflation Protected Securities Fund	1,164,921
68,528	Goldman Sachs Local Emerging Markets Debt Fund	584,544
278,907	Goldman Sachs Strategic Income Fund	2,964,785

TOTAL INVESTMENT COMPANIES		$ 6,157,358

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 10.4%
Repurchase Agreement – 10.4%
Joint Repurchase Agreement Account II
$1,200,000	0.092%	08/01/14	$ 1,200,000

TOTAL INVESTMENTS – 99.1%			$11,409,105

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			108,501

NET ASSETS – 100.0%			$11,517,606

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Euro Stoxx 50 Index	5	September 2014	$208,825	$(10,471)
FTSE 100 Index	3	September 2014	338,462	(1,563)
S&P 500 E-Mini Index	9	September 2014	866,160	704
Topix Index	1	September 2014	125,651	4,901

TOTAL				$(6,429)

SWAP CONTRACTS — At July 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$3,000	09/18/16	1.013%	3 month LIBOR	$11	$24,584
	1,000	09/18/23	3 month LIBOR	3.053%	7	(48,569)

TOTAL					$18	$(23,985)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,766,366

Gross unrealized gain	709,478
Gross unrealized loss	(66,739)

Net unrealized security gain	$642,739

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Fund invests primarily in other mutual funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

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July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$24,725	$	$
North America	4,027,022
Investment Companies	6,157,358	—	—
Short-term Investments	—	1,200,000	—
Total	$10,209,105	$1,200,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$5,605	$—	$—
Interest Rate Swap Contracts	—	24,584	—
Total	$5,605	$24,584	$—
Liabilities(b)
Futures Contracts	$(12,034)	$—	$—
Interest Rate Swap Contracts	—	(48,569)	—
Total	$(12,034)	$(48,569)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2014, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$1,200,000	$1,200,003	$1,230,564

REPURCHASE AGREEMENTS — At July 31, 2014, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.090%	$320,248
Citigroup Global Markets, Inc.	0.090	147,482
Merrill Lynch & Co., Inc.	0.080	147,482
TD Securities USA LLC	0.100	421,378
Wells Fargo Securities LLC	0.090	163,410
TOTAL		$1,200,000

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

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July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.131 to 0.171%	03/01/16 to 10/03/16
Federal Home Loan Mortgage Corp.	2.500 to 4.500	03/01/26 to 07/01/44
Federal National Mortgage Association	0.000 to 6.000	03/02/15 to 07/01/44
Government National Mortgage Association	3.500 to 6.500	04/20/26 to 07/20/44
United States Treasury Notes	0.375 to 1.500	11/15/15 to 01/31/19

The Fund’s risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Redemptions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Publicly Traded Partnership Risk — In addition to the risks associated with the underlying assets and exposures within a PTP, risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.